Accumulated Other Comprehensive Income (Loss) (Changes in Components of Accumulated Other Comprehensive Income (Loss)) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions				3 Months Ended		6 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Other Comprehensive Income (Loss), Net of Tax				¥ 75,139	¥ 98,522	¥ 175,943	¥ 218,869
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest				66,483	61,793	130,640	126,143
Income Tax Expense (Benefit)				28,592	18,767	53,827	39,981
Net unrealized gains (losses) on investments, net of tax				(128)	0	(128)	0
Net unrealized gains (losses) on investments				21		21
Cumulative Effect, Period of Adoption, Adjusted Balance | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Other Comprehensive Income (Loss), Net of Tax	¥ (24,641)	¥ (24,641)	¥ (24,641)
Other Comprehensive Income (Loss), Tax	4,296	4,296	4,296
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	189,157	139,027	62,176
Income Tax Expense (Benefit)	¥ (66,702)	¥ (52,893)	¥ (23,125)
Net unrealized gains (losses) on investment in securities
Net unrealized gains (losses), tax				36,198	23,591	35,524	54,025
Reclassification adjustment included in net income, tax				353	10	1,211	292
Other Comprehensive Income (Loss), Net of Tax				(99,262)	(62,494)	(100,412)	(143,867)
Impact of changes in policy liability discount rate
Net unrealized gains (losses), tax				(36,613)	(31,968)	(38,745)	(61,736)
Other Comprehensive Income (Loss), Net of Tax				106,057	82,515	110,576	159,366
Debt valuation adjustments
Net unrealized gains (losses), tax				30	(31)	43	(25)
Reclassification adjustment included in net income, tax				0	1	3	2
Other Comprehensive Income (Loss), Net of Tax				(79)	76	(123)	60
Defined benefit pension plans
Net unrealized gains (losses), tax				59	45	(19)	81
Reclassification adjustment included in net income, tax				25	17	52	33
Other Comprehensive Income (Loss), Net of Tax				(236)	(151)	(89)	(316)
Foreign currency translation adjustments
Net unrealized gains (losses), tax				39	3,827	22,732	27,143
Reclassification adjustment included in net income, tax				(1,014)	(3)	(2,328)	(12)
Other Comprehensive Income (Loss), Net of Tax				64,265	70,976	163,583	185,095
Net unrealized gains (losses) on derivative instruments
Net unrealized gains (losses), tax				93	(3,069)	(2,072)	(4,707)
Reclassification adjustment included in net income, tax				¥ (169)	¥ 399	¥ 1,289	¥ (436)